Property, plant and equipment, net	12 Months Ended
Dec. 31, 2013
Property, plant and equipment, net
Property, plant and equipment, net

Note 10—Property, plant and equipment, net

        "Property, plant and equipment, net" consisted of the following:

	December 31,
($ in millions)	2013	2012
Land and buildings	4,478	4,316
Machinery and equipment	8,258	7,603
Construction in progress	645	627

	13,381	12,546
Accumulated depreciation	(7,127)	(6,599)

Total	6,254	5,947

        Assets under capital leases included in "Property, plant and equipment, net" were as follows:

	December 31,
($ in millions)	2013	2012
Land and buildings	112	88
Machinery and equipment	98	95

	210	183
Accumulated depreciation	(115)	(103)

Total	95	80

        In 2013, 2012 and 2011, depreciation, including depreciation of assets under capital leases, was $842 million, $733 million and $660 million, respectively.